      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON JANUARY 23, 2009.

                                                            FILE NOS. 333-137867
                                                                       811-03859

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

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
                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 9                        [X]
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                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

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
                                  Amendment No. 10                               [X]
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                        (Check Appropriate Box or Boxes)

                                  ------------

                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000


                             MALLARY L. REZNIK, ESQ.
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
      (Name and Address of Agent for Service for Depositor and Registrant)


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on February 13, 2009 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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

                                EXPLANATORY NOTE

        Designation of New Effective Date for Previously Filed Amendment



Post-Effective Amendment No. 8 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Amendment No. 9 was filed under the Investment Company Act of 1940 (collectively, the "Amendments") on November 26, 2008 and pursuant to Rule 485(a)(1) would have become effective on January 26, 2009.



Post-Effective Amendment 9 and Amendment No. 10 (collectively, the "Subsequent Amendments") are being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 13, 2009 as the new date upon which the Amendments shall become effective.



Parts A, B, and C are Incorporated by Reference to Post-Effective Amendment No. 8 and Amendment No. 9, File Nos. 333-137867 and 811-03859, filed on November 26, 2008, Accession No. 0000950148-08-000434.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment Nos. 9 and 10; File Nos. 333-137867 and 811-03859, to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 16th day of January, 2009.



                                        VARIABLE SEPARATE ACCOUNT

                                        (Registrant)

                                        By: AIG SUNAMERICA LIFE ASSURANCE
                                            COMPANY

                                        By:        /s/ JAY S. WINTROB

                                            ------------------------------------
                                            Jay S. Wintrob, Chief Executive
                                                           Officer

                                        By: AIG SUNAMERICA LIFE ASSURANCE
                                            COMPANY
                                            (Depositor)

                                        By:        /s/ JAY S. WINTROB

                                            ------------------------------------
                                            Jay S. Wintrob, Chief Executive
                                                           Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

*JAY S. WINTROB                   Chief Executive Officer & Director     January 16, 2009
-----------------------------       (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                  Senior Vice President & Director      January 16, 2009
-----------------------------
MICHAEL J. AKERS


*N. SCOTT GILLIS                        Senior Vice President,           January 16, 2009
-----------------------------     Chief Financial Officer & Director
N. SCOTT GILLIS                     (Principal Financial Officer)


*JANA W. GREER                           President & Director            January 16, 2009
-----------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                          Director                  January 16, 2009
-----------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV               Senior Vice President & Controller     January 16, 2009
-----------------------------       (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                          Attorney-in-Fact              January 16, 2009
-----------------------------
*MANDA GHAFERI
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